Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	£ 7,486
Ending balance, property plant and equipment	8,584	£ 7,486
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	17,620	12,999
Additions	3,656	5,008
On acquisition of subsidiary / business	909	323
Reclassification		(61)
Disposals	(1,353)	(1,150)
Transfers		0
Effect of foreign exchange translations	(122)	501
Ending balance, property plant and equipment	20,710	17,620
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(10,134)	(8,264)
Charge for the year	3,338	2,532
Reclassification		58
Disposals	1,279	916
Effect of foreign exchange translations	67	(312)
Ending balance, property plant and equipment	(12,126)	(10,134)
Computers and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	3,547
Ending balance, property plant and equipment	3,878	3,547
Computers and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	10,698	9,350
Additions	2,111	2,423
On acquisition of subsidiary / business	417	232
Reclassification		(1,333)
Disposals	(798)	(334)
Transfers		0
Effect of foreign exchange translations	(73)	360
Ending balance, property plant and equipment	12,355	10,698
Computers and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(7,151)	(6,388)
Charge for the year	2,095	1,653
Reclassification		866
Disposals	734	233
Effect of foreign exchange translations	35	(209)
Ending balance, property plant and equipment	(8,477)	(7,151)
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	3,938
Ending balance, property plant and equipment	4,542	3,938
Fixtures and Fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	6,901	3,249
Additions	1,381	2,585
On acquisition of subsidiary / business	492	90
Reclassification		1,272
Disposals	(555)	(816)
Transfers		381
Effect of foreign exchange translations	(48)	140
Ending balance, property plant and equipment	8,171	6,901
Fixtures and Fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(2,963)	(1,857)
Charge for the year	1,243	879
Reclassification		(808)
Disposals	545	683
Effect of foreign exchange translations	32	(102)
Ending balance, property plant and equipment	(3,629)	(2,963)
Motor Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1
Ending balance, property plant and equipment	0	1
Motor Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	21	19
Additions	0	0
On acquisition of subsidiary / business	0	1
Reclassification		0
Disposals	0	0
Transfers		0
Effect of foreign exchange translations	(1)	1
Ending balance, property plant and equipment	20	21
Motor Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(20)	(19)
Charge for the year	0	0
Reclassification		0
Disposals	0	0
Effect of foreign exchange translations	0	(1)
Ending balance, property plant and equipment	(20)	(20)
Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property plant and equipment	164	0
Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0	381
Additions	164	0
On acquisition of subsidiary / business	0	0
Reclassification		0
Disposals	0	0
Transfers		(381)
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	164	0
Fixed Assets in Progress | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0	0
Charge for the year	0	0
Reclassification		0
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	£ 0	£ 0